SCUDDER
                                                                     INVESTMENTS


Core/Large Cap Funds

Scudder Total Return Fund

Scudder Focus Value+Growth Fund


Supplement to each fund's currently effective prospectus
CLASS I SHARES

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The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. ("Zurich Scudder") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the returns of the Class I shares of Scudder Total Return Fund, on a before tax basis, compare with broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indices may vary over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results. Because there are no Class I shares of Scudder Focus Value+Growth Fund issued as of the date of this supplement, there is no performance data for these shares.

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Average Annual Total Returns (%) as of 12/31/2001
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                                                                    Since
                                        1 Year        5 Years     Inception
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Scudder Total Return Fund               -6.30           7.94       10.07***
(Return Before Taxes)
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Index 1 (reflects no deduction for     -11.88          10.70          13.97
fees, expenses or taxes)
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Index 2 (reflects no deduction for     -20.42           8.27         12.00+
fees, expenses or taxes)
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Index 3 (reflects no deduction for       8.50           7.37          7.15+
fees, expenses or taxes)
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***      Since 7/3/1995.

+        Index comparison begins 6/30/1995.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 3: Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund.
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                                                                  Scudder Focus
                                                  Scudder Total    Value+Growth
Fee Table                                          Return Fund        Fund**
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed on                 None            None
Purchases (% of offering price)
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Maximum Contingent Deferred Sales Charge (Load)        None            None
(% of redemption proceeds)
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Maximum Sales Charge (Load) Imposed on                 None            None
Reinvested Dividends/Distributions
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Redemption Fee                                         None            None
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Exchange Fee                                           None            None
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                       0.53%            0.72%
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Distribution/Service (12b-1) Fee                       None            None
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Other Expenses*                                       0.17             0.10
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Total Annual Operating Expenses**                     0.70             0.82
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Expense Waiver*                                       0.01             0.00
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Net Annual Operating Expenses                         0.69             0.82
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, each fund pays certain of these expenses at a fixed rate administrative fee of 0.145% and 0.100% for the Class I shares of Scudder Total Return Fund and Scudder Focus Value+Growth Fund, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by Class I shares of each fund (other than those provided by the Advisor under its investment management agreement with each fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each fund to the extent necessary to maintain the fund's total operating expenses at 0.685% and 0.820% for the Class I shares of Scudder Total Return Fund and Scudder Focus Value+Growth Fund, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses of each fund are not expected to increase as a result of the termination of the Agreement.

** Estimated for Scudder Focus Value+Growth Fund since no Class I shares of this fund were issued as of its fiscal year end.

Example

Based on the costs above (including for Class I shares of Scudder Total Return Fund, two years of capped expenses in each period), this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                             1 Year      3 Years    5 Years    10 Years
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Scudder Total Return Fund             $70        $222        $388       $869
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Scudder Focus Value+Growth Fund        84         262         455      1,014
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                                       4

Financial Highlights

Because there are no Class I shares of Scudder Focus Value+Growth Fund issued as of the date of this supplement, there is no financial data for these shares.

Scudder Total Return Fund -- Class I

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 Years Ended October 31,             2001     2000      1999     1998     1997
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Selected Per Share Data
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Net asset value, beginning of     $11.36    $11.38   $10.54    $11.33   $11.27
period
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Income (loss) from investment
operations:
  Net investment income (loss)       .27^a     .29^a    .34^a     .34      .36
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  Net realized and unrealized      (1.69)      .47     1.53       .77     1.55
  gain (loss) on investment
  transactions
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  Total from investment operations (1.42)      .76     1.87      1.11     1.91
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Less distributions from:
  Net investment income             (.27)     (.32)    (.35)     (.35)    (.36)
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  Net realized gains on             (.85)     (.46)    (.68)    (1.55)   (1.49)
  investment transactions
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  Total distributions              (1.12)     (.78)   (1.03)    (1.90)   (1.85)
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Net asset value, end of period    $ 8.82    $11.36   $11.38    $10.54   $11.33
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Total Return (%)                  (13.14)     6.80    18.65     10.98    19.40
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period              9        11       10        12       12
($ millions)
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Ratio of expenses before expense     .66^b     .63      .67       .64      .71
reductions (%)
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Ratio of expenses after expense      .65^b     .62      .67       .64      .71
reductions (%)
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Ratio of net investment income      2.82      2.68     3.06      3.12     3.22
(loss) (%)
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Portfolio turnover rate (%)          105        95       64        80      122
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^a       Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .64% and .64%, respectively.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.


February 21, 2003